Investments in associates	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Investments in associates
16.	Investments in associates

A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2018			2017
Million US dollar	AB InBev Efes	Castel	Efes	Castel	Efes
Balance at 1 January	—	3 480	694	2 793	750
Effect of movements in foreign exchange	—	(213)	(194)	356	(54)
Acquisitions	1 157	—	—	—	—
Dividends received	—	(98)	(11)	(23)	—
Share of results of associates	2	110	(10)	354	(2)

Balance at end of period	1 159	3 279	479	3 480	694

On 30 March 2018, AB InBev completed the 50:50 merger of AB InBev’s and Anadolu Efes’ existing Russia and Ukraine businesses. Following the closing of the transaction, the operations of AB InBev and Anadolu Efes in Russia and Ukraine are now combined under AB InBev Efes. The combined business is fully consolidated in the Anadolu Efes financial accounts. As a result of the transaction, AB InBev stopped consolidating its Russia and Ukraine businesses and accounts for its investment in AB InBev Efes under the equity method as of that date. See also Note 6 Acquisitions and disposals of subsidiaries.

The 2017 share of results of associates reported for Castel includes the revision of 2016 finalized result of associates. In 2018, the share of results of associates reported for Castel was negatively impacted by a currency devaluation in Angola.

Summarized financial information of the company’s material associates is as follows:

	2018			2017
Million US dollar	AB InBev Efes	Castel	Efes	Castel	Efes
Current assets	275	4 193	2 888	4 894	2 415
Non-current assets	664	4 291	6 463	3 912	5 243
Current liabilities	556	1 643	2 233	1 724	1 106
Non-current liabilities	—	635	2 207	857	2 494
Non-controlling interests	—	939	2 297	879	1 520

Net assets	383	5 267	2 614	5 346	2 538
Revenue	1 081	5 786	3 816	5 447	3 415
Profit (loss)	4	921	(43)	746	(7)
Other comprehensive income (loss)	—	(254)	1 536	(94)	553
Total comprehensive income (loss)	4	667	1 493	652	546

In 2018, associates that are not individually material contributed to 51m US dollar to the results of investment in associates (2017: 78m US dollar).

Additional information related to the significant associates is presented in Note 36 AB InBev Companies.